Loans Receivable, Net: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of the company's impaired loans
Total loans, gross	$ 535,487	$ 567,371
Specific Allowance for impairment	3,841	4,080
Allowance for Loans not Impaired	6,807	7,182
Pass [Member]
Summary of the company's impaired loans
Total loans, gross	455,372	445,007
Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	13,511	73,104
Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	66,604	47,534
Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		1,726
One-to-four family mortgages [Member]
Summary of the company's impaired loans
Total loans, gross	162,335	171,192
Specific Allowance for impairment	754	728
Allowance for Loans not Impaired	1,736	1,912
One-to-four family mortgages [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	156,961	153,375
One-to-four family mortgages [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	779	9,434
One-to-four family mortgages [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,595	8,153
One-to-four family mortgages [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		230
Home equity line of credit [Member]
Summary of the company's impaired loans
Total loans, gross	37,083	38,694
Specific Allowance for impairment	68	131
Allowance for Loans not Impaired	306	277
Home equity line of credit [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	34,737	36,528
Home equity line of credit [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,109	1,694
Home equity line of credit [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	1,237	233
Home equity line of credit [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		239
Junior lien [Member]
Summary of the company's impaired loans
Total loans, gross	4,336	6,209
Specific Allowance for impairment	196	180
Allowance for Loans not Impaired	34	97
Junior lien [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	3,821	4,778
Junior lien [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	47	622
Junior lien [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	468	809
Junior lien [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Multi-family [Member]
Summary of the company's impaired loans
Total loans, gross	33,056	33,739
Specific Allowance for impairment	38	26
Allowance for Loans not Impaired	486	1,175
Multi-family [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	27,463	20,715
Multi-family [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,478	7,073
Multi-family [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,115	5,951
Multi-family [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Construction [Member]
Summary of the company's impaired loans
Total loans, gross	18,900	11,931
Specific Allowance for impairment		14
Allowance for Loans not Impaired	256	125
Construction [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	14,052	9,943
Construction [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross		213
Construction [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	4,848	1,775
Construction [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross
Land [Member]
Summary of the company's impaired loans
Total loans, gross	45,906	52,338
Specific Allowance for impairment	932	924
Allowance for Loans not Impaired	1,252	408
Land [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	14,374	17,570
Land [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	7,683	24,714
Land [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	23,849	9,055
Land [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		999
Non-residential real estate [Member]
Summary of the company's impaired loans
Total loans, gross	169,436	183,485
Specific Allowance for impairment	1,424	1,374
Allowance for Loans not Impaired	2,209	2,297
Non-residential real estate [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	146,443	142,190
Non-residential real estate [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	1,899	25,077
Non-residential real estate [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	21,094	16,101
Non-residential real estate [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		117
Consumer loans [Member]
Summary of the company's impaired loans
Total loans, gross	13,886	15,110
Specific Allowance for impairment	121	80
Allowance for Loans not Impaired	217	182
Consumer loans [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	13,330	14,399
Consumer loans [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross		268
Consumer loans [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	556	423
Consumer loans [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		20
Commercial loans [Member]
Summary of the company's impaired loans
Total loans, gross	50,549	54,673
Specific Allowance for impairment	308	623
Allowance for Loans not Impaired	311	709
Commercial loans [Member] | Pass [Member]
Summary of the company's impaired loans
Total loans, gross	44,191	45,509
Commercial loans [Member] | Special Mention [Member]
Summary of the company's impaired loans
Total loans, gross	516	4,009
Commercial loans [Member] | Substandard [Member]
Summary of the company's impaired loans
Total loans, gross	5,842	5,034
Commercial loans [Member] | Doubtful [Member]
Summary of the company's impaired loans
Total loans, gross		$ 121